Contracts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2018
Contracts Receivable [Abstract]
Schedule of contracts receivable
	December 31, 2018	December 31, 2017
Contract receivables	$24,669,365	$16,904,972
Allowance for doubtful accounts	-	-
	$24,669,365	$16,904,972